Condensed Parent Company Financial Information - Summary of Condensed Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest on securities	$ 8,110	$ 8,262	$ 8,121	$ 7,968	$ 7,772	$ 7,572	$ 7,344	$ 6,949	$ 7,014	$ 6,766	$ 6,413	$ 6,247	$ 32,461	$ 29,637	$ 26,440
Unrealized gain (loss) on equity securities													9	(6)
NET INCOME	$ 2,593	$ 2,695	$ 2,586	$ 2,540	$ 2,492	$ 2,432	$ 2,324	$ 2,164	$ 1,779	$ 1,866	$ 1,726	$ 1,730	10,414	9,412	7,101
COMPREHENSIVE INCOME													11,898	8,692	7,421
Parent Company [Member]
Interest on securities													3	2	2
Dividends from subsidiary													3,170	2,865	2,600
Unrealized gain (loss) on equity securities													9	(6)
Total income													3,182	2,861	2,602
Operating expenses													357	357	348
Income before taxes and undistributed equity income of subsidiary													2,825	2,504	2,254
Income tax benefit													(73)	(76)	(123)
Equity earnings in subsidiary, net of dividends													7,516	6,832	4,724
NET INCOME													10,414	9,412	7,101
COMPREHENSIVE INCOME													$ 11,898	$ 8,692	$ 7,421